SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

18.  SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash activities conducted by the Company during the years ended December 31, 2020 and 2019 are as follows:

Year ended December 31, 2020:

   No significant non-cash activities

Year ended December 31, 2019:

   Promissory note interest accretion                                                                                  119,205